COMMON STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMON STOCK
Summary of Stock Option Activity
Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2023	23,053,334	$0.12	8.8

Granted	-	$-	-
Vested	(100,000)	$0.12	8.8
Forfeited/expired	-	-	-
Nonvested – June 30, 2022	22,953,334	$0.12	8.1

2021 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2021	1,775,000	$0.24	7.7	$-
Granted	30,880,000	$0.12	9.9
Exercised	(10,000)	0.15
Forfeited	-	$-
Balance Outstanding - December 31, 2021	32,645,000	$0.12	9.8	$-

Exercisable - December 31, 2021	1,395,000	$0.24	6.7	$-
2021 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2021	-	$-	-
Granted	30,880,000	$-	9.9
Vested	-	$-	-
Forfeited/expired	-	-	-
Nonvested - December 31, 2021	30,880,000	$-	9.9
2022 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2022	32,645,000	$0.12	9.8	$-
Granted	300,000	$0.12	9.0	-
Exercised	(700,000)	0.00	5.5	-
Forfeited	(10,000)	$0.15	6.2	-
Balance Outstanding - December 31, 2022	32,235,000	$0.13	8.8	$-

Exercisable - December 31, 2022	9,891,666	$0.12	8.8	$-
2022 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2022	30,880,000	$-	9.8
Granted	300,000	$-	9.0
Vested	(8,126,666)	$-	8.3
Forfeited/expired	-	-	-
Nonvested - December 31, 2022	23,053,334	$-	8.8

Summary of Common Stock Warrants
Type	Issue Date	Shares	Exercise Price	Expiration

Investors	4/19/2021	5,850,000	$0.10	4/19/2026
Investors	4/22/2021	5,850,000	$0.10	4/22/2026
Investors	4/30/2021	650,000	$0.20	4/30/2026
Investors	4/30/2021	650,000	$0.25	4/30/2026
Investors	5/4/2021	650,000	$0.20	5/4/2026
Investors	5/4/2021	650,000	$0.25	5/4/2026
Investors	5/19/2021	650,000	$0.20	5/19/2026
Investors	5/19/2021	650,000	$0.25	5/16/2026
Investors	8/31/2021	3,750,000	$0.10	8/31/2026
Total		19,350,000
Type	Issue Date	Shares	Exercise Price	Expiration

Investors	4/19/2021	7,312,500	$0.08	4/19/2026
Investors	4/22/2021	7,312,500	$0.08	4/22/2026
Investors	4/30/2021	3,656,250	$0.08	4/30/2026
Investors	5/4/2021	3,656,250	$0.08	5/4/2026
Investors	5/19/2021	3,656,250	$0.08	5/19/2026
Investors	8/31/2021	4,687,500	$0.08	8/31/2026
Investors	7/29/2022	87,500	$0.20	7/28/2027
Investors	7/29/2022	87,500	$0.25	7/28/2027
Investors	8/5/2022	43,750	$0.20	8/4/2027
Investors	8/5/2022	43,750	$0.25	8/4/2027
Investors	8/19/2022	43,750	$0.20	8/18/2027
Investors	8/19/2022	43,750	$0.25	8/18/2027
Investors	11/28/2022	9,407	$0.20	11/27/2027
Investors	11/28/2022	9,406	$0.25	11/27/2027
Investors	12/15/2022	11,813	$0.20	12/14/2027
Investors	12/15/2022	11,812	$0.25	12/14/2027
Total		30,673,688
	Warrant Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value

Outstanding - December 31, 2020	-	$-	-	$-
Granted	10,600,000	$0.23	4.40
Additions due to Down Round feature	8,750,000	0.10	4.40	1,307,330
Forfeited/expired	-	$-	-	-
Outstanding - December 31, 2021	19,350,000	$0.13	4.40	1,307,330
Granted	392,438	$0.23	4.66
Additions due to Down Round feature	10,931,250	0.08	3.40	2,520,134
Forfeited/expired	-	$-	-	-
Outstanding - December 31, 2022	30,673,688	$0.08	3.45	$3,827,464

Schedule of Share Issuable Warrants
Type	Issue Date	Shares	Price	Expiration
Investors	4/19/2021	1,300,000	$0.20	4/19/2026
Investors	4/19/2021	1,300,000	$0.25	4/19/2026
Investors	4/22/2021	1,300,000	$0.20	4/22/2026
Investors	4/22/2021	1,300,000	$0.25	4/22/2026
Investors	4/30/2021	650,000	$0.20	4/30/2026
Investors	4/30/2021	650,000	$0.25	4/30/2026
Investors	5/4/2021	650,000	$0.20	5/4/2026
Investors	5/4/2021	650,000	$0.25	5/4/2026
Investors	5/19/2021	650,000	$0.20	5/19/2026
Investors	5/19/2021	650,000	$0.25	5/16/2026
Investors	8/31/2021	1,500,000	$0.25	8/31/2026
Investors	7/29/2022	87,500	$0.20	7/28/2027
Investors	7/29/2022	87,500	$0.25	7/28/2027
Investors	8/5/2022	43,750	$0.20	8/4/2027
Investors	8/5/2022	43,750	$0.25	8/4/2027
Investors	8/19/2022	43,750	$0.20	8/18/2027
Investors	8/19/2022	43,750	$0.25	8/18/2027
Investors	11/28/2022	9,407	$0.20	11/27/2027
Investors	11/28/2022	9,406	$0.25	11/27/2027
Investors	12/15/2022	11,812	$0.20	12/14/2027
Investors	12/15/2022	11,813	$0.25	12/14/2027
Total		10,992,438

Schedule of warrants outstanding
Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	353,493,766	$0.10	3.45	$803,522
Granted	-	-	-	-
Forfeited/expired	(24,356,938)	$0.08	3.45	-
Outstanding – June 30, 2023	10,992,438	$0.23	3.15	$715,223